UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              December 31, 2000
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn            Atlanta, Georgia             2/13/01
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         154
                                             -------------------------

Form 13F Information Table Value Total:      $  211,338
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER         TITLE OF                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER
       --------------           CLASS      CUSIP      (x$1,000)   PRN  AMT  PRN  CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                -----      -----      ---------   --------  ---  ----   ----------   --------   ----    ------  ----
Abaxis Inc                      COM      002567105      201        33900    SH             SOLE                 33900
ABM Inds Inc                    COM      000957100     1023        33400    SH             SOLE                 33400
ACME Metals                     COM      004724100        1        61700    SH             SOLE                 61700
Adaptec Inc                     COM      00651F108     1219       118885    SH             SOLE                118885
Agribiotech Inc Nev             COM      008494106        0        27000    SH             SOLE                 27000
Alcoa Inc                       COM      013817101     2126        63465    SH             SOLE                 63465
AMBAC, Inc.                     COM      023139108     1100        18862    SH             SOLE                 18862
Ametek                          COM      031100100     2648       102100    SH             SOLE                102100
Amgen, Inc.                     COM      031162100      339         5300    SH             SOLE                  5300
Anheuser-Busch Cos.             COM      035229103     2621        57604    SH             SOLE                 57604
APW Ltd.                        COM      G04397108      250         7417    SH             SOLE                  7417
Arrow Intl Inc                  COM      042764100      988        26235    SH             SOLE                 26235
Arvinmeritor Inc                COM      043353101      714        62763    SH             SOLE                 62763
Ashland Inc.                    COM      044204105     1655        46100    SH             SOLE                 46100
Axa Sponsored ADR       SPONSORED ADR    054536107      456         6351    SH             SOLE                  6351
Ball Corp                       COM      058498106     3174        68905    SH             SOLE                 68905
BB&T Corp                       COM      054937107      489        13118    SH             SOLE                 13118
Bear Stearns                    COM      073902108     1917        37826    SH             SOLE                 37826
Boeing Co.                      COM      097023105     3386        51296    SH             SOLE                 51296
Bowne & Co.                     COM      103043105      243        23000    SH             SOLE                 23000
Briggs & Stratton Corp          COM      109043109     2110        47550    SH             SOLE                 47550
Carlisle Cos Inc                COM      142339100      425         9900    SH             SOLE                  9900
Caterpillar Inc                 COM      149123101     3324        70255    SH             SOLE                 70255
Centex Constrctn Prods          COM      15231R109     1650        60400    SH             SOLE                 60400
Clarcor Inc                     COM      179895107      928        44875    SH             SOLE                 44875
Coca Cola Co.                   COM      191216100      279         4585    SH             SOLE                  4585
Comerica Inc.                   COM      200340107     2167        36489    SH             SOLE                 36489
Compaq Computer Corp.           COM      204493100      546        36289    SH             SOLE                 36289
Constellation Brands            COM      21036P108     2549        43388    SH             SOLE                 43388
Correctional Services Corp      COM      219921103       32        14000    SH             SOLE                 14000
Countrywide Credit              COM      222372104     1548        30808    SH             SOLE                 30808
Crane Co.                       COM      224399105     1410        49597    SH             SOLE                 49597
Cree Inc                        COM      225447101      220         6200    SH             SOLE                  6200
Dain Rauscher Corp              COM      233856103      265         2800    SH             SOLE                  2800
Deucalion Research Inc.         COM      251468104        0       115000    SH             SOLE                115000
Dexterity Surgical Inc          COM      252368105        6        46000    SH             SOLE                 46000
DTE Energy Co.                  COM      233331107     1635        42000    SH             SOLE                 42000
Eaton Corp.                     COM      278058102     2006        26675    SH             SOLE                 26675
Edwards, AG Inc                 COM      281760108     1269        26750    SH             SOLE                 26750
EI Dupont                       COM      263534109      265         5478    SH             SOLE                  5478
Enesco Group Inc                COM      292973104      165        35250    SH             SOLE                 35250
Exxon Mobile Corp               COM      30231g102      655         7533    SH             SOLE                  7533
Ezcony Interamerica             COM      G3287M102        6        20100    SH             SOLE                 20100
Fedders Corp.                   COM      313135105     1093       236300    SH             SOLE                236300
First Charter Corp              COM      319439105      159        10694    SH             SOLE                 10694
First Union                     COM      337358105     2366        85061    SH             SOLE                 85061
FirstEnergy Corp                COM      337932107     4228       133945    SH             SOLE                133945
Flowserve Corp.                 COM      34354P105      957        44750    SH             SOLE                 44750
Fluor Corp.                     COM      343861100      827        25000    SH             SOLE                 25000
Footstar Inc                    COM      344912100      977        19747    SH             SOLE                 19747
Ford Motor Co.                  COM      345370100     2473       105518    SH             SOLE                105518
GenCorp                         COM      368682100      636        66100    SH             SOLE                 66100
General Electric                COM      369604103      547        11419    SH             SOLE                 11419
General Motors                  COM      370442105     1226        24073    SH             SOLE                 24073
Gentner Commun                  COM      37245J105      242        20600    SH             SOLE                 20600
Genzyme Corp Biosurgery         COM      372917708      543        62552    SH             SOLE                 62552
Goodrich BF Co                  COM      382388106     2504        68825    SH             SOLE                 68825
Gtech Holdings Corp             COM      400518106      641        31150    SH             SOLE                 31150
Hanover Compressor              COM      410768105      283         6350    SH             SOLE                  6350
Harland John H. Co.             COM      412693103      955        67600    SH             SOLE                 67600
Harman Intl Inds                COM      413086109     1224        33544    SH             SOLE                 33544
Haverty Furniture Inc           COM      419596101     1353       137038    SH             SOLE                137038
Health Mgmt Sys Inc             COM      42219M100      261       173900    SH             SOLE                173900
HealthSouth Corp.               COM      421924101     1077        66048    SH             SOLE                 66048
Home Depot                      COM      437076102      306         6693    SH             SOLE                  6693
IBP, Inc.                       COM      449223106     1772        66250    SH             SOLE                 66250
ICN Pharmaceutical              COM      448924100     3145       102480    SH             SOLE                102480
Informix Software               COM      456779107      942       317200    SH             SOLE                317200
Intel Corp.                     COM      458140100      262         8725    SH             SOLE                  8725
International Paper             COM      460146103     3512        86047    SH             SOLE                 86047
Interpore Intl                  COM      46062W107       56        14164    SH             SOLE                 14164
ITT Educational Svcs            COM      45068B109     2712       123284    SH             SOLE                123284
ITT Industries Inc.             COM      450911102     3078        79434    SH             SOLE                 79434
Johnson & Johnson               COM      478160104      307         2925    SH             SOLE                  2925
Johnson Controls Inc            COM      478366107     3579        68825    SH             SOLE                 68825
Jones Apparel Group Inc         COM      480074103     1868        58026    SH             SOLE                 58026
K Mart Corp.                    COM      482584109     1508       283945    SH             SOLE                283945
Kaman Corp. Cl. A               COM      483548103      796        47175    SH             SOLE                 47175
Kellwood Co.                    COM      488044108     1922        91000    SH             SOLE                 91000
Key Corp.                       COM      493267108      791        28256    SH             SOLE                 28256
Key Energy Group Inc.           COM      492914106      172        16500    SH             SOLE                 16500
Kimberly Clark                  COM      494368103     3574        50560    SH             SOLE                 50560
Kopin Corp                      COM      500600101      125        11300    SH             SOLE                 11300
Lafarge Corp.                   COM      505862102      441        18675    SH             SOLE                 18675
Laser Vision Ctrs Inc           COM      51807H100       21        12800    SH             SOLE                 12800
Lincare Holdings Inc            COM      532791100     3226        56535    SH             SOLE                 56535
Lincoln National Corp.          COM      534187109     1074        22710    SH             SOLE                 22710
LSI Logic Corp                  COM      502161102     2410       141000    SH             SOLE                141000
Lucent Tech                     COM      549463107     2417       179037    SH             SOLE                179037
Manitowoc Inc.                  COM      563571108     1517        52302    SH             SOLE                 52302
Massey Energy Corp              COM      576206106      319        25000    SH             SOLE                 25000
Maytag Corp.                    COM      578592107     3483       107800    SH             SOLE                107800
McCormick & Co                  COM      579780206     2165        60035    SH             SOLE                 60035
MCI Worldcom Inc.               COM      55268B106     1337        95048    SH             SOLE                 95048
Media Arts Group Inc            COM      58439C102       52        12000    SH             SOLE                 12000
Merck & Company                 COM      589331107     1113        11883    SH             SOLE                 11883
Merit Medical Sys Co            COM      589889104      100        17800    SH             SOLE                 17800
Merrill Lynch & Co.             COM      590188108     2009        29470    SH             SOLE                 29470
Misonix Inc.                    COM      604871103      103        12500    SH             SOLE                 12500
Moog Inc CL A                   COM      615394202     1065        36735    SH             SOLE                 36735
Morgan Stanley Dean Witter Dis  COM      617446448      603         7614    SH             SOLE                  7614
Morgan, JP & Co.                COM      616880100     2104        12711    SH             SOLE                 12711
National Comm Bancorp           COM      635449101      458        18491    SH             SOLE                 18491
National Service Industries, I  COM      637657107     3927       152880    SH             SOLE                152880
Navidec                         COM      63934Q101       24        10000    SH             SOLE                 10000
New Frontier Media Inc          COM      644398109       26        17000    SH             SOLE                 17000
Nexiq Technologies Inc          COM      6533M101        14        11200    SH             SOLE                 11200
Norsk Hydro AS
   Sponsored ADR         SPONSORED ADR   656531605     1551        36875    SH             SOLE                 36875
NPC Intl                        COM      629360306     1926       178088    SH             SOLE                178088
Orthodontic Ctrs of Amer        COM      68750P103     1648        52742    SH             SOLE                 52742
Paccar Inc.                     COM      693718108     2300        46708    SH             SOLE                 46708
Peregrine Systems Inc           COM      71366Q101      200        10144    SH             SOLE                 10144
Pfizer, Inc.                    COM      717081103     1067        23186    SH             SOLE                 23186
Phelps Dodge Corp.              COM      717265102     1123        20120    SH             SOLE                 20120
Polaris Inds Inc                COM      731068102     4048       101844    SH             SOLE                101844
PPG Industries Inc.             COM      693506107     3001        64790    SH             SOLE                 64790
PRI Automation, Inc.            COM      69357H106     1232        65725    SH             SOLE                 65725
Quaker Chem Corp                COM      747316107     1481        78740    SH             SOLE                 78740
Ralcorp Holdings                COM      751028101      856        52250    SH             SOLE                 52250
Regions Finc Corp               COM      758940100      237         8679    SH             SOLE                  8679
Regis Corp Minn                 COM      758932107     1926       132825    SH             SOLE                132825
Reliant Energy                  COM      75952j108     3858        89084    SH             SOLE                 89084
Repsol - YPF ADR              YPF ADR    76026T205     2159       133880    SH             SOLE                133880
Rockwell International          COM      773903109     2791        58600    SH             SOLE                 58600
Salton Inc.                     COM      795757103      392        18955    SH             SOLE                 18955
Sara Lee Corp.                  COM      803111103     5368       218537    SH             SOLE                218537
SBC Comm Inc                    COM      78387G103      225         4708    SH             SOLE                  4708
Sento Corp                      COM      816918106       81        30000    SH             SOLE                 30000
Soligen Tech Inc Ec Com         COM      83423G109       13       114000    SH             SOLE                114000
Springs Industries              COM      851783100      475        14650    SH             SOLE                 14650
Sprint Corp PCS Ser 1           COM      852061506     1382        67632    SH             SOLE                 67632
Standex International Corp.     COM      854231107     1212        58779    SH             SOLE                 58779
Stanley Works                   COM      854616109     1767        56660    SH             SOLE                 56660
Superior Industries Intl.       COM      868168105      609        19300    SH             SOLE                 19300
TBC Corp                        COM      872180104      886       194089    SH             SOLE                194089
Telefonos de Mexico             COM      879403780     1898        42061    SH             SOLE                 42061
TeleTech Holdings               COM      879939106      191        10400    SH             SOLE                 10400
Tenet Healthcare Corp           COM      88033G100     2826        63603    SH             SOLE                 63603
Timken Co.                      COM      887389104      400        26450    SH             SOLE                 26450
Toll Brothers Inc.              COM      889478103     2329        56973    SH             SOLE                 56973
Toro Co.                        COM      891092108      977        26640    SH             SOLE                 26640
TRW Inc                         COM      872649108     2611        67370    SH             SOLE                 67370
Tyco Intl Ltd                   COM      902124106     6841       123262    SH             SOLE                123262
U S Home & Garden               COM      902939107       12        12400    SH             SOLE                 12400
Unifirst Corp Mass              COM      904708104      154        15050    SH             SOLE                 15050
Union Carbide Corp.             COM      905581104     1207        22425    SH             SOLE                 22425
Universal Corporation           COM      913456109      970        27725    SH             SOLE                 27725
USA Education                   COM      90390u102     4795        70512    SH             SOLE                 70512
VF Corp.                        COM      918204108     3302        91104    SH             SOLE                 91104
Vintage Pete                    COM      927460105     2145        99750    SH             SOLE                 99750
Vulcan Material Company         COM      929160109      745        15565    SH             SOLE                 15565
Wachovia Corp.                  COM      929771103     1411        24267    SH             SOLE                 24267
Washington Fed Inc              COM      938824109     1573        55332    SH             SOLE                 55332
Xeta Tech                       COM      983909102      120        12000    SH             SOLE                 12000

REPORT SUMMARY:            154 DATA RECORDS        $211,338                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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